Schedule of changes in fair value (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Inventory		$ 1,146
Cost of sales		(37,963)
Net revenues		9,709
Other income and expenses, net		7,486
Other comprehensive (loss) income		488
Realized (loss) gain		(13,137)
Net financial results		(5,640)	$ (717)	$ 1,024
Zinc forward [member] | Hedging programs for mismatches of quotation periods [member]
Disclosure of detailed information about hedging instruments [line items]
Inventory		1,146
Cost of sales		(37,963)
Net revenues		9,709
Other income and expenses, net		1,820
Other comprehensive (loss) income		454
Realized (loss) gain		(12,538)
Zinc forward [member] | Hedging programs for sales of zinc at fixed price [member]
Disclosure of detailed information about hedging instruments [line items]
Other income and expenses, net		5,666
Other comprehensive (loss) income		34
Realized (loss) gain		4,082
Brazilian inflation versus brazilian interbank interest rate swap [member] | Hedging programs for inflation risks [member]
Disclosure of detailed information about hedging instruments [line items]
Realized (loss) gain		2,587
Net financial results		1,211
Brl vs. usd [member] | Hedging of changes in foreign exchange rates [member]
Disclosure of detailed information about hedging instruments [line items]
Realized (loss) gain	[1]	(7,268)
Net financial results	[1]	$ (6,851)

[1]	Related to a derivative financial instrument entered into at the same time of a debt contract (a term loan in NEXA PERU) in order to manage some of the risks of such debt contract. As explained in note 24 (c), both the debt and the related derivative were prepaid on July 09, 2021.